FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2009

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                      Name: Tyndall Capital Partners, L.P.

       Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number:  28-10427
                        ----------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:   Manager
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                 New York, New York       November 16, 2009
---------------------------      ------------------------   --------------------
[Signature]                          [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   50
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Form 13F Information Table Value Total:   $ 394,807 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               September 30, 2009


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    Column 1                    Column 2        Column 3    Column 4      Column 5          Column 6   Column 7        Column 8

                                Title of                     Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW       COM           030420103     12,062       604,900  SH        Sole                  604,900
ANADARKO PETE CORP                COM           032511107     60,028       956,926  SH        Sole                  956,926
ASSISTED LIVING CONCPT NEV N      CL A NEW      04544x300        414        20,000  SH        Sole                   20,000
ASSOCIATED BANC CORP              COM           045487105        324        28,408  SH        Sole                   28,408
BIOGEN IDEC INC                   COM           09062x103      9,586       189,740  SH        Sole                  189,740
BRINKS HOME SEC HLDGS INC         COM           109699108     14,338       465,660  SH        Sole                  465,660
CARDIAC SCIENCE CORP              COM           14141a108        290        72,527  SH        Sole                   72,527
CARDINAL HEALTH INC               COM           14149Y108        402        15,000  SH        Sole                   15,000
CAREFUSION CORP                   COM           14170t101      7,220       331,200  SH        Sole                  323,700
CELESTICA INC                     SUB VTG       15101Q108        450        47,424  SH        Sole                   47,424
                                  SMS
CIENA CORP                        COM NEW       171779309        432        26,516  SH        Sole                   26,516
COLONIAL BANKSHARES INC           COM           195572102      1,377       191,548  SH        Sole                  191,548
CONEXANT SYSTEMS INC              COM NEW       207142308        104        37,782  SH        Sole                   37,782
DEUTSCHE TELEKOM AG               SPONSORED     251566105      1,201        87,912  SH        Sole                   87,912
                                  ADR
EARTHLINK INC                     COM           270321102      3,479       413,700  SH        Sole                  413,700
ERIE INDTY CO                     CL A          29530P102     45,090     1,203,671  SH        Sole                1,203,671
SCRIPPS E W CO OHIO               CL A NEW      811054402      3,795       505,988  SH        Sole                  505,988
EXPEDIA INC DEL                   COM           30212p105        905        37,788  SH        Sole                   37,788
FIFTH THIRD BANCORP               COM           316773100        444        43,852  SH        Sole                   43,852
FIRST CTZNS BANCSHARES INC N      CL A          31946M103      1,022         6,423  SH        Sole                    6,423
FIRST FINANCIAL NORTHWEST IN      COM           32022k102      7,074     1,213,450  SH        Sole                1,213,450
FORESTAR GROUP INC                COM           346233109     18,041     1,050,110  SH        Sole                1,050,110
GENERAL ELECTRIC CO               COM           369604103      1,618        98,520  SH        Sole                   98,520
GREAT PLAINS ENERGY INC           COM           391164100     31,861     1,775,000  SH        Sole                1,775,000
HERITAGE FINL GROUP               COM           42725u109      2,888       348,786  SH        Sole                  348,786
IAC INTERACTIVECORP               COM PAR       44919p508        381        18,894  SH        Sole                   18,894
                                  $.001
JOHN BEAN TECHNOLOGIES CORP       COM           477839104      6,356       349,825  SH        Sole                  349,825
JPMORGAN CHASE & CO               COM           46625h100      1,315        30,000  SH        Sole                   30,000
KRAFT FOODS INC                   CL A          50075n104      6,072       231,125  SH        Sole                  231,125
MATTHEWS INTL CORP                CL A          577128101      3,647       103,071  SH        Sole                  103,071




MBIA INC.                         COM           55262c100        466        60,000  SH        Sole                   60,000
MI DEVS INC                       CL A SUB      55304x104      4,015       298,500  SH        Sole                  298,500
                                  VTG
MORGAN STANLEY                    COM NEW       617446448        618        20,000  SH        Sole                   20,000
MYRIAD PHARMACEUTICALS INC        COM           62856h107      4,981       850,000  SH        Sole                  850,000
NORTHEAST UTILS                   COM           664397106     40,358     1,700,000  SH        Sole                1,700,000
NORTHWEST BANCORP INC PA          COM           667328108      3,226       141,234  SH        Sole                  141,234
PATHFINDER BANCORP INC            COM           70320A103        234        32,000  SH        Sole                   32,000
PEPSIAMERICAS INC                 COM           71343p200      1,428        50,000  SH        Sole                   50,000
PEPSI BOTTLING GROUP INC.         COM           713409100     16,398       450,000  SH        Sole                  450,000
RIVER VY BANCORP                  COM           768475105        604        44,732  SH        Sole                   44,732
ROYAL CARIBBEAN CRUISES LTD       COM           v7780t103      6,170       256,230  SH        Sole                  256,230
SANMINA SCI CORP                  COM NEW       800907206        480        55,797  SH        Sole                   55,797
SYMANTEC CORP                     COM           871503108        314        19,065  SH        Sole                   19,065
TEXAS INSTRS INC                  COM           882508104        447        18,850  SH        Sole                   18,850
TRIPLE-S MGMT CORP                CL B          896749108      9,327       556,157  SH        Sole                  556,157
UNITED CMNTY BANCORP              COM           90984h103      1,274       191,808  SH        Sole                  191,808
WALTER INVT MGMT CORP             COM           93317w102     30,335     1,893,593  SH        Sole                1,893,593
WAYNE SVGS BANCSHARES INC NE      COM           94624q101        925       154,720  SH        Sole                  154,720
WILEY JOHN & SONS INC             CL A          968223206     13,915       400,093  SH        Sole                  400,093
WYETH                             COM           983024100     17,076       351,500  SH        Sole                  351,500